Transition to IFRS 9 and IFRS 15 as of 1 January 2018 (Tables)	12 Months Ended
Dec. 31, 2018
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Disclosure of the CEDAR transition impacts
	As of or for the year ended
	31.12.17
In million	Under a USD presentation currency (restated)(USD)	USD based on a simple translation of CHF presentation currency[1]	Under a CHF presentation currency(CHF)

Balance sheet
Equity
Share capital	338	395	385
Share premium	23,598	26,613	25,942
Treasury shares	(2,210)	(2,189)	(2,133)
Retained earnings	25,932	33,599	32,752
Other comprehensive income recognized directly in equity, net of tax	4,838	(5,880)	(5,732)
Equity attributable to shareholders	52,495	52,538	51,214
Equity attributable to non-controlling interests	59	59	57
Total equity	52,554	52,597	51,271

Income statement
Other income	511	515	509
Total operating income	29,622	29,627	29,067
Operating profit / (loss) before tax	5,351	5,355	5,268
Tax expense / (benefit)	4,305	4,234	4,139
Net profit / (loss)	1,046	1,121	1,128
Net profit / (loss) attributable to non-controlling interests	77	77	76
Net profit / (loss) attributable to shareholders	969	1,044	1,053

	As of or for the year ended
	31.12.16
In million	Under a USD presentation currency (restated)(USD)	USD based on a simple translation of CHF presentation currency[1]	Under a CHF presentation currency(CHF)
Balance sheet
Equity
Share capital	338	378	385
Share premium	25,958	27,761	28,254
Treasury shares	(2,362)	(2,210)	(2,249)
Retained earnings	25,029	31,170	31,725
Other comprehensive income recognized directly in equity, net of tax	3,953	(4,416)	(4,494)
Equity attributable to shareholders	52,916	52,683	53,621
Equity attributable to non-controlling interests	670	670	682
Total equity	53,586	53,353	54,302

Income statement
Other income	663	603	599
Total operating income	28,729	28,669	28,320
Operating profit / (loss) before tax	4,209	4,149	4,090
Tax expense / (benefit)	777	816	805
Net profit / (loss)	3,432	3,333	3,286
Net profit / (loss) attributable to non-controlling interests	84	84	82
Net profit / (loss) attributable to shareholders	3,348	3,250	3,204
	As of or for the year ended
	31.12.15
In million	Under a USD presentation currency (restated)(USD)	USD based on a simple translation of CHF presentation currency[1]	Under a CHF presentation currency(CHF)

Balance sheet
Equity
Share capital	338	384	385
Share premium	28,966	31,113	31,164
Treasury shares	(1,806)	(1,690)	(1,693)
Retained earnings	22,672	29,455	29,504
Other comprehensive income recognized directly in equity, net of tax	5,166	(4,040)	(4,047)
Equity attributable to shareholders	55,336	55,221	55,313
Equity attributable to non-controlling interests	1,992	1,992	1,995
Total equity	57,328	57,213	57,308
1 Amounts presented in this column represent a translation of the previously published information under a Swiss franc presentation currency, translated to US dollars using a simplified approach. Assets, liabilities and equity were translated to US dollars at closing exchange rates prevailing on the respective balance sheet dates, and income and expenses were translated at the respective average rates prevailing for the relevant periods.

Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9
Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9
	31.12.17		1.1.18
USD million	Classification underIAS 39	Carrying amount (IAS 39)	Reclassification (of IAS 39 carrying amounts)	Remeasurement due to reclassification incl. reversal of IAS 39 / IAS 37 allowances / provisions	Recognition of ECL (IFRS 9)	Carrying amount(IFRS 9)

Assets
Cash and balances at central banks	Loans and receivables	90,045			0	90,045
Loans and advances to banks	Loans and receivables	14,094	(17)		(3)[12]	14,074
to: Brokerage receivables	Loans and receivables		(17)[1]
Receivables from securities financing transactions	Loans and receivables	91,951	(5,085)		(2)[12]	86,864
to: Financial assets at fair value not held for trading	Loans and receivables		(5,085)[2]
Cash collateral receivables on derivative instruments	Loans and receivables	24,040			0	24,040
Loans and advances to customers	Loans and receivables	326,746	(8,024)	0	(241)[12]	318,480
to: Financial assets at fair value not held for trading	Loans and receivables		(2,747)[3]
to: Brokerage receivables	Loans and receivables		(4,812)[1]
to: Financial assets at fair value held for trading	Loans and receivables		(480)[4]
from: Financial assets at fair value not held for trading	FVTPL (designated)		9[5]	0
from: Financial assets at fair value held for trading	FVTPL (held for trading)		6[5]
Other financial assets measured at amortized cost	Loans and receivables, held to maturity	37,815	(19,004)	0	(36)[12]	18,775
to: Brokerage receivables	Loans and receivables		(19,573)[1]
from: Financial assets measured at fair value through other comprehensive income	Available for sale		569[6]	0
Total financial assets measured at amortized cost		584,691	(32,131)	0	(282)	552,277
Financial assets at fair value held for trading	FVTPL (held for trading)	129,407	(11,135)	(16)		118,256
to: Loans and advances to customers	FVTPL (held for trading)		(6)[5]
to: Financial assets at fair value not held for trading	FVTPL (held for trading)		(11,609)[7]
from: Loans and advances to customers	Loans and receivables		480[4]	(16)[4]
of which: assets pledged as collateral that may be sold or repledged by counterparties	FVTPL (held for trading)	36,277				36,277
Derivative financial instruments	FVTPL (derivatives)	121,285				121,285
Brokerage receivables	Loans and receivables		24,403			24,403
from: Loans and advances to banks	Loans and receivables		17[1]
from: Loans and advances to customers	Loans and receivables		4,812[1]
from: Other financial assets measured at amortized cost	Loans and receivables		19,573[1]
Financial assets at fair value not held for trading	FVTPL (designated)	60,457[9]	20,822	(295)		80,985
to: Loans and advances to customers	FVTPL (designated)		(9)[5]
from: Financial assets at fair value held for trading	FVTPL (held for trading)		11,609[7]
from: Receivables from securities financing transactions	Loans and receivables		5,085[2]	(1)
from: Loans and advances to customers	Loans and receivables		2,747[3]	(293)[3]
from: Financial assets measured at fair value through other comprehensive income	Available for sale		1,391[8]
Total financial assets measured at fair value through profit or loss		311,148	34,090	(310)		344,928
Financial assets measured at fair value through other comprehensive income	Available for sale	8,889	(1,960)			6,930[10]
to: Other financial assets measured at amortized cost	Available for sale		(569)[6]
to: Financial assets at fair value not held for trading	Available for sale		(1,391)[8]
Investments in associates		1,045				1,045
Property, equipment and software		9,057				9,057
Goodwill and intangible assets		6,563				6,563
Deferred tax assets		10,056		59[11]	66[11]	10,182
Other non-financial assets		7,830				7,830
Total assets		939,279		(251)	(216)	938,812
Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9 (continued)
	31.12.17		1.1.18
USD million	Classification underIAS 39	Carrying amount (IAS 39)	Reclassification (of IAS 39 carrying amounts)	Remeasurement due to reclassification incl. reversal of IAS 39 / IAS 37 allowances / provisions	Recognition of ECL (IFRS 9)	Carrying amount(IFRS 9)

Liabilities
Amounts due to banks	Amortized cost	7,728				7,728
Payables from securities financing transactions	Amortized cost	17,485	(5,212)			12,273
to: Other financial liabilities designated at fair value	Amortized cost		(5,212)[13]
Cash collateral payables on derivative instruments	Amortized cost	31,029				31,029
Customer deposits	Amortized cost	419,577	(5,404)			414,172
to: Brokerage payables designated at fair value	Amortized cost		(5,404)[14]
Debt issued measured at amortized cost	Amortized cost	143,160				143,160
Other financial liabilities measured at amortized cost	Amortized cost	37,276	(30,413)	(4)		6,859
to: Brokerage payables designated at fair value	Amortized cost		(30,413)[14]
Derecognition: deferred fees on other loan commitments	Amortized cost			(4)[4]
Total financial liabilities measured at amortized cost		656,255	(41,030)	(4)		615,222
Financial liabilities at fair value held for trading	FVTPL (held for trading)	31,251				31,251
Derivative financial instruments	FVTPL (derivatives)	119,137		59		119,196
Recognition: Loan commitments	Amortized cost – off-balance sheet			61[4]
Derecognition: Loan commitments	FVTPL (derivatives)			(2)[5]
Brokerage payables designated at fair value	Amortized cost		35,818			35,818
from: Customer deposits	Amortized cost		5,404[14]
from: Other financial liabilities measured at amortized cost	Amortized cost		30,413[14]
Debt issued designated at fair value	FVTPL (designated)	50,782				50,782
Other financial liabilities designated at fair value	FVTPL (designated)	16,643	5,212	(5)		21,850
from: Payables from securities financing transactions	Amortized cost		5,212[13]	(5)[13]
Total financial liabilities measured at fair value through profit or loss		217,813	41,030	54		258,897
Provisions		3,214			76[12]	3,290
Other non-financial liabilities		9,443				9,443
Total liabilities		886,725		50	76	886,851

Equity
Share capital		338				338
Share premium		23,598				23,598
Treasury shares		(2,210)				(2,210)
Retained earnings		25,932	74[8,15]	(300)	(291)	25,415
Other comprehensive income recognized directly in equity, net of tax		4,838	(74)[8,15]			4,764
Equity attributable to shareholders		52,495	0	(300)[15]	(291)[15]	51,905
Equity attributable to non-controlling interests		59				59
Total equity		52,554	0	(300)	(291)	51,963
Total liabilities and equity		939,279	0	(251)	(216)	938,812

Disclosure of reconciliation of allowances and provisions upon first time adoption of IFRS9
Reconciliation of allowances and provisions on adoption of IFRS 9
	31.12.17	1.1.18
USD million	Loss allowances and provisions (IAS 39 / IAS 37)	Reversal of allowances(IAS 39)	Recognition of ECL (IFRS 9)[1]	Allowances and provisions for ECL(IFRS 9)

On-balance sheet
Cash and balances at central banks			0	0
Loans and advances to banks	(3)		(3)	(5)
Receivables from securities financing transactions			(2)	(2)
Cash collateral receivables on derivative instruments			0
Loans and advances to customers	(675)	27[2]	(241)[3]	(890)
Other financial assets measured at amortized cost	(104)[4]		(36)	(139)
Total on-balance sheet	(781)	27	(282)	(1,037)

Off-balance sheet financial instruments and other credit lines
Guarantees	(30)		(8)	(38)
Loan commitments	(4)		(33)	(37)
Other credit lines			(35)	(35)
Total off-balance sheet financial instruments and other credit lines	(34)		(76)	(110)

Total	(815)	27	(357)	(1,146)
of which: stage 1			(148)	(148)
of which: stage 2			(193)	(193)
of which: stage 3			(16)[5]	(806)
1 Includes stage 1 and stage 2 expected credit losses and additional stage 3 expected credit losses. 2 The reversal of USD 27 million of IAS 39 loss allowances relates to instruments reclassified from amortized cost to fair value through profit or loss on transition to IFRS 9. Refer also to footnotes 3 and 4 to the table “Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9.” 3 Includes the reversal of collective allowances of USD 13 million. 4 Includes USD 84 million related to loans to financial advisors for which an allowance was reported as a direct reduction of the carrying amount as of 31 December 2017. 5 The incremental increase in stage 3 allowances of USD 16 million arises from additional consideration of forward-looking scenarios under IFRS 9.

IFRS 9 impact on other comprehensive income and retained earnings
IFRS 9 impact on other comprehensive income and retained earnings
USD million
Other comprehensive income recognized directly in equity, net of tax
Reclassification of financial assets (available for sale to fair value through profit or loss) – equity instruments	(204)
Reclassification of financial assets (available for sale to fair value through profit or loss) – debt instruments	(5)
Tax (expense) / benefit	134
Total change in other comprehensive income	(74)

Retained earnings
Remeasurement of financial assets (reclassified from amortized cost to fair value through profit or loss)	(310)
Reclassification of financial assets (reclassified from available for sale to fair value through profit or loss)	209
Recognition of ECL for on-balance sheet financial assets	(282)
Remeasurement of financial liabilities (reclassified from amortized cost to designated at fair value through profit or loss)	5
Recognition of derivative loan commitments measured at fair value through profit or loss	(61)
Derecognition of liabilities for deferred fees on other loan commitments	4
Derecognition of derivative loan commitments measured at fair value through profit or loss	2
Recognition of ECL for off-balance sheet positions	(76)
Tax (expense) / benefit	(9)
Total change in retained earnings	(518)
Total change in equity due to the adoption of IFRS 9	(591)

Disclosure of new balance sheet presentation explanatory
Retrospective amendments to UBS Group balance sheet presentation as of 31 December 2017
USD million		31.12.17	31.12.17
Assets	References	Former presentation	Revised presentation
Cash and balances at central banks		90,045	90,045
Loans and advances to banks (formerly: Due from banks)		14,094	14,094
Receivables from securities financing transactions (new line)	1		91,951
Cash collateral on securities borrowed (newly included in Receivables from securities financing transactions)	1	12,714
Reverse repurchase agreements (newly included in Receivables from securities financing transactions)	1	79,238
Cash collateral receivables on derivative instruments		24,040	24,040
Loans and advances to customers (formerly: Loans)	2	327,833	326,746
Financial assets held to maturity (superseded)	3	9,403
Other financial assets measured at amortized cost (new line)	2, 3, 7		37,815
Total financial assets measured at amortized cost			584,691
Financial assets at fair value held for trading (formerly: Trading portfolio assets)	4	134,087	129,407
of which: assets pledged as collateral that may be sold or repledged by counterparties		36,277	36,277
Derivative financial instruments (formerly: Positive replacement values)		121,285	121,285
Brokerage receivables (new line, formerly included within Other assets)		n/a	n/a
Financial assets at fair value not held for trading (new line)	5		60,457
Financial assets designated at fair value	5	60,457
Total financial assets measured at fair value through profit or loss			311,148
Financial assets available for sale (superseded)	6	8,889
Financial assets measured at fair value through other comprehensive income (new line)	6		8,889
Investments in associates		1,045	1,045
Property, equipment and software		9,057	9,057
Goodwill and intangible assets		6,563	6,563
Deferred tax assets		10,056	10,056
Other non-financial assets (new line)	4, 7		7,830
Other assets (superseded)	7	30,474
Total assets		939,279	939,279

Liabilities
Amounts due to banks		7,728	7,728
Payables from securities financing transactions (new line)	8		17,485
Cash collateral on securities lent (newly included in Payables from securities financing transactions)	8	1,835
Repurchase agreements (newly included in Payables from securities financing transactions)	8	15,650
Cash collateral payables on derivative instruments		31,029	31,029
Customer deposits (formerly: Due to customers)		419,577	419,577
Debt issued measured at amortized cost		143,160	143,160
Other financial liabilities measured at amortized cost (new line)	10		37,276
Total financial liabilities measured at amortized cost			656,255
Financial liabilities at fair value held for trading (formerly: Trading portfolio liabilities)		31,251	31,251
Derivative financial instruments (formerly: Negative replacement values)		119,137	119,137
Brokerage payables designated at fair value (new line, formerly included within Other liabilities)		n/a	n/a
Financial liabilities designated at fair value (superseded)	9	55,604
Debt issued designated at fair value (new line)	9		50,782
Other financial liabilities designated at fair value (new line)	9, 10		16,643
Total financial liabilities measured at fair value through profit or loss			217,813
Provisions		3,214	3,214
Other non-financial liabilities (new line)	10		9,443
Other liabilities (superseded)	10	58,540
Total liabilities		886,725	886,725
Total liabilities and equity		939,279	939,279

UBS AG
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Disclosure of the CEDAR transition impacts
	As of or for the year ended
	31.12.17
In million	Under a USD presentation currency (restated)(USD)	USD based on a simple translation of CHF presentation currency[1]	Under a CHF presentation currency(CHF)

Balance sheet
Equity
Share capital	338	396	386
Share premium	24,633	27,663	26,966
Retained earnings	22,189	29,855	29,102
Other comprehensive income recognized directly in equity, net of tax	4,828	(5,884)	(5,736)
Equity attributable to shareholders	51,987	52,030	50,718
Equity attributable to non-controlling interests	59	58	57
Total equity	52,046	52,088	50,775

Income statement
Other income	952	956	939
Total operating income	30,044	30,049	29,479
Operating profit / (loss) before tax	5,076	5,080	4,998
Tax expense / (benefit)	4,242	4,171	4,077
Net profit / (loss)	834	909	921
Net profit / (loss) attributable to preferred noteholders	73	73	72
Net profit / (loss) attributable to non-controlling interests	4	4	4
Net profit / (loss) attributable to shareholders	758	833	845

	As of or for the year ended
	31.12.16
In million	Under a USD presentation currency (restated)(USD)	USD based on a simple translation of CHF presentation currency[1]	Under a CHF presentation currency(CHF)

Balance sheet
Equity
Share capital	338	379	386
Share premium	27,154	28,989	29,505
Retained earnings	21,480	27,771	28,265
Other comprehensive income recognized directly in equity, net of tax	3,985	(4,415)	(4,494)
Equity attributable to shareholders	52,957	52,724	53,662
Equity attributable to preferred noteholders	631	631	642
Equity attributable to non-controlling interests	39	39	40
Total equity	53,627	53,393	54,343

Income statement
Other income	749	689	685
Total operating income	28,831	28,770	28,421
Operating profit / (loss) before tax	4,188	4,128	4,069
Tax expense / (benefit)	753	792	781
Net profit / (loss)	3,435	3,336	3,288
Net profit / (loss) attributable to preferred noteholders	80	80	78
Net profit / (loss) attributable to non-controlling interests	4	4	4
Net profit / (loss) attributable to shareholders	3,351	3,252	3,207
	As of or for the year ended
	31.12.15
In million	Under a USD presentation currency (restated)(USD)	USD based on a simple translation of CHF presentation currency[1]	Under a CHF presentation currency(CHF)

Balance sheet
Equity
Share capital	338	385	386
Share premium	27,126	29,429	29,477
Retained earnings	22,664	29,385	29,433
Other comprehensive income recognized directly in equity, net of tax	5,144	(4,040)	(4,047)
Equity attributable to shareholders	55,272	55,157	55,248
Equity attributable to preferred noteholders	1,951	1,951	1,954
Equity attributable to non-controlling interests	41	41	41
Total equity	57,264	57,149	57,243
1 Amounts presented in this column represent a translation of the previously published information under a Swiss franc presentation currency, translated to US dollars using a simplified approach. Assets, liabilities and equity were translated to US dollars at closing exchange rates prevailing on the respective balance sheet dates, and income and expenses were translated at the respective average rates prevailing for the relevant periods.

Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9
Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9
	31.12.17		1.1.18
USD million	Classification under IAS 39	Carrying amount (IAS 39)	Reclassification (of IAS 39 carrying amounts)	Remeasurement due to reclassification incl. reversal of IAS 39 / IAS 37 allowances / provisions	Recognition of ECL (IFRS 9)	Carrying amount (IFRS 9)

Assets
Cash and balances at central banks	Loans and receivables	90,045			0	90,045
Loans and advances to banks	Loans and receivables	14,047	(17)		(3)[12]	14,027
to: Brokerage receivables	Loans and receivables		(17)[1]
Receivables from securities financing transactions	Loans and receivables	91,951	(5,085)		(2)[12]	86,864
to: Financial assets at fair value not held for trading	Loans and receivables		(5,085)[2]
Cash collateral receivables on derivative instruments	Loans and receivables	24,040			0	24,040
Loans and advances to customers	Loans and receivables	328,952	(8,024)	0	(241)[12]	320,687
to: Financial assets at fair value not held for trading	Loans and receivables		(2,747)[3]
to: Brokerage receivables	Loans and receivables		(4,812)[1]
to: Financial assets at fair value held for trading	Loans and receivables		(480)[4]
from: Financial assets at fair value not held for trading	FVTPL (designated)		9[5]	0
from: Financial assets at fair value held for trading	FVTPL (held for trading)		6[5]
Other financial assets measured at amortized cost	Loans and receivables, held to maturity	37,890	(19,004)	0	(36)[12]	18,850
to: Brokerage receivables	Loans and receivables		(19,573)[1]
from: Financial assets measured at fair value through other comprehensive income	Available for sale		569[6]	0
Total financial assets measured at amortized cost		586,925	(32,131)	0	(282)	554,512
Financial assets at fair value held for trading	FVTPL (held for trading)	129,509	(11,135)	(16)		118,359
to: Loans and advances to customers	FVTPL (held for trading)		(6)[5]
to: Financial assets at fair value not held for trading	FVTPL (held for trading)		(11,609)[7]
from: Loans and advances to customers	Loans and receivables		480[4]	(16)[4]
of which: assets pledged as collateral that may be sold or repledged by counterparties	FVTPL (held for trading)	36,277				36,277
Derivative financial instruments	FVTPL (derivatives)	121,286				121,286
Brokerage receivables	Loans and receivables		24,403			24,403
from: Loans and advances to banks	Loans and receivables		17[1]
from: Loans and advances to customers	Loans and receivables		4,812[1]
from: Other financial assets measured at amortized cost	Loans and receivables		19,573[1]
Financial assets at fair value not held for trading	FVTPL (designated)	60,070[9]	20,822	(295)		80,598
to: Loans and advances to customers	FVTPL (designated)		(9)[5]
from: Financial assets at fair value held for trading	FVTPL (held for trading)		11,609[7]
from: Receivables from securities financing transactions	Loans and receivables		5,085[2]	(1)
from: Loans and advances to customers	Loans and receivables		2,747[3]	(293)[3]
from: Financial assets measured at fair value through other comprehensive income	Available for sale		1,391[8]
Total financial assets measured at fair value through profit or loss		310,865	34,090	(310)		344,646
Financial assets measured at fair value through other comprehensive income	Available for sale	8,889	(1,960)			6,930[10]
to: Other financial assets measured at amortized cost	Available for sale		(569)[6]
to: Financial assets at fair value not held for trading	Available for sale		(1,391)[8]
Investments in associates		1,045				1,045
Property, equipment and software		8,191				8,191
Goodwill and intangible assets		6,563				6,563
Deferred tax assets		9,993		59[11]	66[11]	10,118
Other non-financial assets		7,548				7,548
Total assets		940,020		(251)	(216)	939,554
Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9 (continued)
	31.12.17		1.1.18
USD million	Classification under IAS 39	Carrying amount (IAS 39)	Reclassification (of IAS 39 carrying amounts)	Remeasurement due to reclassification incl. reversal of IAS 39 / IAS 37 allowances / provisions	Recognition of ECL (IFRS 9)	Carrying amount (IFRS 9)

Liabilities
Amounts due to banks	Amortized cost	7,728				7,728
Payables from securities financing transactions	Amortized cost	17,485	(5,212)			12,272
to: Other financial liabilities designated at fair value	Amortized cost		(5,212)[13]
Cash collateral payables on derivative instruments	Amortized cost	31,029				31,029
Customer deposits	Amortized cost	423,058	(5,404)			417,653
to: Brokerage payables designated at fair value	Amortized cost		(5,404)[14]
Funding from UBS Group AG and its subsidiaries	Amortized cost	35,648				35,648
Debt issued measured at amortized cost	Amortized cost	107,458				107,458
Other financial liabilities measured at amortized cost	Amortized cost	38,092	(30,413)	(4)		7,675
to: Brokerage payables designated at fair value	Amortized cost		(30,413)[14]
Derecognition: deferred fees on other loan commitments	Amortized cost			(4)[4]
Total financial liabilities measured at amortized cost		660,498	(41,030)	(4)		619,465
Financial liabilities at fair value held for trading	FVTPL (held for trading)	31,251				31,251
Derivative financial instruments	FVTPL (derivatives)	119,138		59		119,197
Recognition: Loan commitments	Amortized cost – off-balance sheet			61[4]
Derecognition: Loan commitments	FVTPL (derivatives)			(2)[5]
Brokerage payables designated at fair value	Amortized cost		35,818			35,818
from: Customer deposits	Amortized cost		5,404[14]
from: Other financial liabilities measured at amortized cost	Amortized cost		30,413[14]
Debt issued designated at fair value	FVTPL (designated)	50,782				50,782
Other financial liabilities designated at fair value	FVTPL (designated)	16,643	5,212	(5)		21,851
from: Payables from securities financing transactions	Amortized cost		5,212[13]	(5)[13]
Total financial liabilities measured at fair value through profit or loss		217,814	41,030	54		258,898
Provisions		3,164			76[12]	3,240
Other non-financial liabilities		6,499				6,499
Total liabilities		887,974		50	76	888,100

Equity
Share capital		338				338
Share premium		24,633				24,633
Retained earnings		22,189	74[8,15]	(300)	(291)	21,672
Other comprehensive income recognized directly in equity, net of tax		4,828	(74)[8,15]			4,754
Equity attributable to shareholders		51,987	0	(300)[15]	(291)[15]	51,397
Equity attributable to non-controlling interests		59				59
Total equity		52,046	0	(300)	(291)	51,455
Total liabilities and equity		940,020	0	(251)	(216)	939,554

Disclosure of reconciliation of allowances and provisions upon first time adoption of IFRS9
Reconciliation of allowances and provisions on adoption of IFRS 9
	31.12.17	1.1.18
USD million	Loss allowances and provisions (IAS 39 / IAS 37)	Reversal of allowances (IAS 39)	Recognition of ECL (IFRS 9)[1]	Allowances and provisions for ECL (IFRS 9)

On-balance sheet
Cash and balances at central banks			0	0
Loans and advances to banks	(3)		(3)	(5)
Receivables from securities financing transactions			(2)	(2)
Cash collateral receivables on derivative instruments			0	0
Loans and advances to customers	(675)	27[2]	(241)[3]	(890)
Other financial assets measured at amortized cost	(104)[4]		(36)	(139)
Total on-balance sheet	(781)	27	(282)	(1,037)

Off-balance sheet financial instruments and other credit lines
Guarantees	(30)		(8)	(38)
Loan commitments	(4)		(33)	(37)
Other credit lines			(35)	(35)

Total off-balance sheet financial instruments and other credit lines	(34)		(76)	(110)

Total	(815)	27	(357)	(1,146)
of which: stage 1			(148)	(148)
of which: stage 2			(193)	(193)
of which: stage 3			(16)[5]	(806)
1 Includes stage 1 and stage 2 expected credit losses and additional stage 3 expected credit losses. 2 The reversal of USD 27 million of IAS 39 loss allowances relates to instruments reclassified from amortized cost to fair value through profit or loss on transition to IFRS 9. Refer also to footnotes 3 and 4 to the table “Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9.” 3 Includes the reversal of collective allowances of USD 13 million. 4 Includes USD 84 million related to loans to financial advisors for which an allowance was reported as a direct reduction of the carrying amount as of 31 December 2017. 5 The incremental increase in stage 3 allowances of USD 16 million arises from additional consideration of forward looking scenarios under IFRS 9.

IFRS 9 impact on other comprehensive income and retained earnings
IFRS 9 impact on other comprehensive income and retained earnings
USD million
Other comprehensive income recognized directly in equity, net of tax
Reclassification of financial assets (available for sale to fair value through profit or loss) – equity instruments	(204)
Reclassification of financial assets (available for sale to fair value through profit or loss) – debt instruments	(5)
Tax (expense) / benefit	134
Total change in other comprehensive income	(74)

Retained earnings
Remeasurement of financial assets (reclassified from amortized cost to fair value through profit or loss)	(310)
Reclassification of financial assets (reclassified from available for sale to fair value through profit or loss)	209
Recognition of ECL for on-balance sheet financial assets	(282)
Remeasurement of financial liabilities (reclassified from amortized cost to designated at fair value through profit or loss)	5
Recognition of derivative loan commitments measured at fair value through profit or loss	(61)
Derecognition of liabilities for deferred fees on other loan commitments	4
Derecognition of derivative loan commitments measured at fair value through profit or loss	2
Recognition of ECL for off-balance sheet positions	(76)
Tax (expense) / benefit	(9)
Total change in retained earnings	(518)
Total change in equity due to the adoption of IFRS 9	(591)

Disclosure of new balance sheet presentation explanatory
Retrospective amendments to UBS AG’s balance sheet presentation as of 31 December 2017
USD million		31.12.17	31.12.17
Assets	References	Former presentation	Revised presentation
Cash and balances at central banks		90,045	90,045
Loans and advances to banks (formerly: Due from banks)		14,047	14,047
Receivables from securities financing transactions (new line)	1		91,951
Cash collateral on securities borrowed (newly included in Receivables from securities financing transactions)	1	12,714
Reverse repurchase agreements (newly included in Receivables from securities financing transactions)	1	79,238
Cash collateral receivables on derivative instruments		24,040	24,040
Loans and advances to customers (formerly: Loans)	2	330,038	328,952
Financial assets held to maturity (superseded)	3	9,403
Other financial assets measured at amortized cost (new line)	2,3,7		37,890
Total financial assets measured at amortized cost			586,925
Financial assets at fair value held for trading (formerly: Trading portfolio assets)	4	134,190	129,509
of which: assets pledged as collateral that may be sold or repledged by counterparties		36,277	36,277
Derivative financial instruments (formerly: Positive replacement values)		121,286	121,286
Brokerage receivables (new line, formerly included within Other assets)		n/a	n/a
Financial assets at fair value not held for trading (new line)	5		60,070
Financial assets designated at fair value	5	60,070
Total financial assets measured at fair value through profit or loss			310,865
Financial assets available for sale (superseded)	6	8,889
Financial assets measured at fair value through other comprehensive income (new line)	6		8,889
Investments in associates		1,045	1,045
Property, equipment and software		8,191	8,191
Goodwill and intangible assets		6,563	6,563
Deferred tax assets		9,993	9,993
Other non-financial assets (new line)	4,7		7,548
Other assets (superseded)	7	30,268
Total assets		940,020	940,020

Liabilities
Amounts due to banks		7,728	7,728
Payables from securities financing transactions (new line)	8		17,485
Cash collateral on securities lent (newly included in Payables from securities financing transactions)	8	1,835
Repurchase agreements (newly included in Payables from securities financing transactions)	8	15,650
Cash collateral payables on derivative instruments		31,029	31,029
Customer deposits (formerly: Due to customers)	9	458,705	423,058
Funding from UBS Group AG and its subsidiaries (new line, formerly included within Due to customers)	9		35,648
Debt issued measured at amortized cost		107,458	107,458
Other financial liabilities measured at amortized cost (new line)	11		38,092
Total financial liabilities measured at amortized cost			660,498
Financial liabilities at fair value held for trading (formerly: Trading portfolio liabilities)		31,251	31,251
Derivative financial instruments (formerly: Negative replacement values)		119,138	119,138
Brokerage payables designated at fair value (new line, formerly included within Other liabilities)		n/a	n/a
Financial liabilities designated at fair value (superseded)	10	55,604
Debt issued designated at fair value (new line)	10		50,782
Other financial liabilities designated at fair value (new line)	10,11		16,643
Total financial liabilities measured at fair value through profit or loss			217,814
Provisions		3,164	3,164
Other non-financial liabilities (new line)	11		6,499
Other liabilities (superseded)	11	56,412
Total liabilities		887,974	887,974
Total liabilities and equity		940,020	940,020